Schedule of funds from proposed share subscription (Details) - Cilo Cybin Holdings Limited [member] - USD ($)	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Proceeds from proposed share subscription	$ 7,729,503
Total	$ 7,729,503